Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 95.0%
Aerospace & Defense — 2.3%
CACI International, Inc. - Class A (b)	61,490	$16,116,529

Agriculture Operations — 5.4%
Archer-Daniels-Midland Co.	450,296	27,022,263
Wilmar International Ltd. (a)	3,375,478	10,467,562
		37,489,825
Data Processing, Hosting & Related Services — 2.5%
Verisk Analytics, Inc.	87,978	17,619,354

Fertilizer — 2.1%
Nutrien Ltd.	227,986	14,780,332

Global Exchanges — 17.4%
ASX Ltd. (a)	525,040	30,720,284
Deutsche Boerse AG (a)	179,750	29,269,137
Euronext NV (a)(d)	164,834	18,664,057
Japan Exchange Group, Inc. (a)	317,920	7,907,040
Singapore Exchange Ltd. (a)	2,400,964	17,649,986
TMX Group Ltd. (a)	149,484	16,117,157
		120,327,661
Insurance Brokers — 3.4%
Marsh & McLennan Cos., Inc.	156,090	23,636,709

Investment Management & Advisory Services — 2.0%
Cohen & Steers, Inc.	161,766	13,551,138

Medical, Biomedical & Genetics — 1.3%
Royalty Pharma PLC - Class A (a)	239,338	8,649,675

Medical Labs & Testing Services — 6.7%
Charles River Laboratories International, Inc. (b)	111,628	46,065,527

Metal, Diversified — 0.9%
Altius Minerals Corp. (a)	517,476	6,359,949

Metal, Iron — 2.9%
Deterra Royalties Ltd. (a)(d)	3,402,647	9,315,452
Labrador Iron Ore Royalty Corp. (a)	81,782	2,273,641
Mesabi Trust	273,659	8,130,409
		19,719,502
Oil Company, Exploration & Production — 18.8%
Brigham Minerals, Inc. - Class A	1,217,224	23,322,012
Freehold Royalties Ltd. (a)	1,188,188	9,754,237
PrairieSky Royalty Ltd. (a)	3,005,130	32,047,445
Texas Pacific Land Corp.	27,746	33,554,903
Topaz Energy Corp. (a)	243,758	3,313,346
Viper Energy Partners LP	1,280,884	27,987,315
		129,979,258

Precious Metals — 11.3%
Franco-Nevada Corp. (a)	224,202	29,126,082
Osisko Gold Royalties Ltd. (a)	1,337,644	15,021,742
Sandstorm Gold Ltd. (a)(b)	1,606,308	9,252,334
Wheaton Precious Metals Corp. (a)	650,848	24,458,868
		77,859,026
Private Equity — 3.5%
Brookfield Asset Management, Inc. - Class A (a)	455,026	24,348,441

Real Estate Management & Services — 3.4%
CBRE Group, Inc. - Class A (b)	240,284	23,394,050

Real Estate Operators & Developers — 1.6%
The St. Joe Co.	264,880	11,151,448

Securities & Commodities Exchanges — 5.9%
CME Group, Inc.	58,652	11,342,124
Intercontinental Exchange, Inc.	254,474	29,218,705
		40,560,829
Timber — 3.6%
West Fraser Timber Co. Ltd. (a)	295,156	24,860,990
TOTAL COMMON STOCKS (Cost $647,547,941)		656,470,243

PARTNERSHIPS - 0.8%
Oil Company, Exploration & Production — 0.8%
Dorchester Minerals LP	287,127	5,504,225
TOTAL PARTNERSHIPS (Cost $3,895,603)		5,504,225

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
Timber — 2.7%
Weyerhaeuser Co.	526,922	18,742,616
TOTAL REITS (Cost $19,451,259)		18,742,616

SHORT-TERM INVESTMENTS — 1.4%
Deposit Accounts — 1.4%
U.S. Bank Money Market Deposit Account, 0.03% (c)	9,901,753	9,901,753
TOTAL DEPOSIT ACCOUNTS (Cost $9,901,753)		9,901,753

TOTAL INVESTMENTS (Cost $680,796,556) — 100.0%		690,618,837
Other assets and liabilities, net — 0.0% (e)		256,284
NET ASSETS — 100.0%		$690,875,121

PLC	Public Limited Company
(a)	Foreign issued security, or represents a foreign issued security.
(b)	Non-income producing security.
(c)	The rate shown is the effective yield as of September 30, 2021.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	53.6%
	Canada	28.5%
	Australia	5.8%
	Germany	4.2%
	Singapore	4.1%
	Netherlands	2.7%
	Japan	1.1%
	Total Country	100.0%
	SHORT-TERM INVESTMENTS	0.0%	^
	TOTAL INVESTMENTS	100.0%
	Other assets and liabilities, net	0.8%
	NET ASSETS	100.8%

^	Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$656,470,243	$-	$-	$656,470,243
Partnerships*	5,504,225	-	-	5,504,225
REITs*	18,742,616	-	-	18,742,616
Deposit Accounts	9,901,753	-	-	9,901,753
Total Investments - Assets	$690,618,837	$-	$-	$690,618,837

* See the Schedule of Investments for industry classifications.